Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Ordinary Shares Issued and Fully Paid

Ordinary shares issued and fully paid as of December 31, 2022 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
351,972,468	Class A ordinary shares	0.04	$14,079	$1,640,300	$783,529	$2,437,908
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
394,830,548			$15,793	$1,685,809	$783,529	$2,485,131

Ordinary shares issued and fully paid as of December 31, 2021 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
337,923,238	Class A ordinary shares	0.04	13,517	$1,596,165	$783,529	$2,393,211
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
380,781,318			15,231	$1,641,674	$783,529	$2,440,434